BlackRock Allocation Target Shares
     Series C Portfolio

     Series E Portfolio
     Series M Portfolio
     Series P Portfolio
     Series S Portfolio

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
     BlackRock Total Return Fund

BlackRock California Municipal Series Trust
     BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds

     BlackRock CoRI 2015 Fund

     BlackRock CoRI 2017 Fund

     BlackRock CoRI 2019 Fund

     BlackRock CoRI 2021 Fund

     BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM
     BlackRock All-Cap Energy & Resources Portfolio
     BlackRock Commodity Strategies Fund
     BlackRock Disciplined Small Cap Core Fund

     BlackRock Emerging Market Allocation Portfolio

     BlackRock Emerging Markets Dividend Fund

     BlackRock Emerging Markets Long/Short
          Equity Fund
     BlackRock Energy & Resources Portfolio

     BlackRock Exchange Portfolio
     BlackRock Flexible Equity Fund
     BlackRock Global Long/Short Credit Fund
     BlackRock Global Long/Short Equity Fund

     BlackRock Global Opportunities Portfolio
     BlackRock Health Sciences Opportunities Portfolio

     BlackRock International Opportunities Portfolio
     BlackRock Managed Volatility Portfolio
     BlackRock Mid-Cap Growth Equity Portfolio
     BlackRock Multi-Asset Real Return Fund

     BlackRock Multi-Manager Alternative

          Strategies Fund
     BlackRock Real Estate Securities Fund
     BlackRock Science & Technology Opportunities

          Portfolio
     BlackRock Small Cap Growth Equity Portfolio

     BlackRock Strategic Risk Allocation Fund
     BlackRock U.S. Opportunities Portfolio

BlackRock Funds II
     BlackRock Aggressive Growth Prepared Portfolio
     BlackRock Conservative Prepared Portfolio
     BlackRock Core Bond Portfolio

     BlackRock Emerging Markets Flexible Dynamic
          Bond Portfolio
     BlackRock Floating Rate Income Portfolio
     BlackRock Global Dividend Portfolio
     BlackRock GNMA Portfolio
     BlackRock Growth Prepared Portfolio
     BlackRock High Yield Bond Portfolio
     BlackRock Inflation Protected Bond Portfolio

     BlackRock Investment Grade Bond Portfolio
     BlackRock Low Duration Bond Portfolio
     BlackRock Moderate Prepared Portfolio

     BlackRock Multi-Asset Income Portfolio

     BlackRock Secured Credit Portfolio

     BlackRock Strategic Income Opportunities

          Portfolio
     BlackRock U.S. Government Bond Portfolio
     LifePath® Active 2015 Portfolio
     LifePath® Active 2020 Portfolio
     LifePath® Active 2025 Portfolio
     LifePath® Active 2030 Portfolio
     LifePath® Active 2035 Portfolio
     LifePath® Active 2040 Portfolio
     LifePath® Active 2045 Portfolio
     LifePath® Active 2050 Portfolio
     LifePath® Active 2055 Portfolio

BlackRock Funds III
     BlackRock ACWI ex-US Index Fund
     BlackRock Bond Index Fund
     BlackRock CoreAlpha Bond Fund
     BlackRock Russell 1000® Index Fund
     BlackRock S&P 500 Stock Fund
     LifePath® Retirement Portfolio
     LifePath 2020 Portfolio®
     LifePath® 2025 Portfolio
     LifePath 2030 Portfolio®
     LifePath® 2035 Portfolio
     LifePath 2040 Portfolio®
     LifePath® 2045 Portfolio
     LifePath® 2050 Portfolio
     LifePath® 2055 Portfolio
     LifePath® Index Retirement Portfolio
     LifePath® Index 2020 Portfolio
     LifePath® Index 2025 Portfolio
     LifePath® Index 2030 Portfolio
     LifePath® Index 2035 Portfolio
     LifePath® Index 2040 Portfolio
     LifePath® Index 2045 Portfolio

     LifePath® Index 2050 Portfolio
     LifePath® Index 2055 Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.
     BlackRock International Index Fund
     BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.
     BlackRock Large Cap Core Fund
     BlackRock Large Cap Core Plus Fund

     BlackRock Large Cap Growth Fund

     BlackRock Large Cap Value Fund
     BlackRock Large Cap Growth Retirement Portfolio
     BlackRock Large Cap Value Retirement Portfolio
     BlackRock Large Cap Core Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.
     BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
     BlackRock New Jersey Municipal Bond Fund
     BlackRock New York Municipal Bond Fund
     BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
     BlackRock High Yield Municipal Fund
     BlackRock National Municipal Fund
     BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
     BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series Fund, Inc.

     BlackRock Balanced Capital Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Global Allocation Portfolio

     BlackRock High Yield Portfolio

     BlackRock Large Cap Core Portfolio

     BlackRock Money Market Portfolio

     BlackRock Total Return Portfolio

     BlackRock U.S. Government Bond Portfolio

BlackRock Series, Inc.
     BlackRock International Fund
     BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock Variable Series Funds, Inc.

     BlackRock Basic Value V.I. Fund

     BlackRock Capital Appreciation V.I. Fund

     BlackRock Equity Dividend V.I. Fund

     BlackRock Global Allocation V.I. Fund

     BlackRock Global Opportunities V.I. Fund

     BlackRock High Yield V.I. Fund

     BlackRock International V.I. Fund

     BlackRock iShares® Alternative Strategies V.I. Fund

     BlackRock iShares® Dynamic Allocation V.I. Fund

     BlackRock iShares® Dynamic Fixed Income

          V.I. Fund

     BlackRock iShares® Equity Appreciation V.I. Fund

     BlackRock Large Cap Core V.I. Fund

     BlackRock Large Cap Growth V.I. Fund

     BlackRock Large Cap Value V.I. Fund

     BlackRock Managed Volatility V.I. Fund

     BlackRock Money Market V.I. Fund

     BlackRock S&P 500 Index V.I. Fund

     BlackRock Total Return V.I. Fund

     BlackRock U.S. Government Bond V.I. Fund

     BlackRock Value Opportunities V.I. Fund

BlackRock World Income Fund, Inc.

FDP Series, Inc.
     Franklin Templeton Total Return FDP Fund
     Invesco Value FDP Fund
     Marsico Growth FDP Fund
     MFS Research International FDP Fund

Managed Account Series
     BlackRock U.S. Mortgage Portfolio

     Global SmallCap Portfolio

     Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 22, 2014 to the
Statement of Additional Information of each Fund

Part II of each Fund’s Statement of Additional Information is amended as follows:

The last paragraph under the section entitled “Purchase of Shares – Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, CCO Investment Services, Cetera Advisor Networks LLC, Cetera Advisors LLC, Cetera Financial Specialists LLC, Cetera Investment Services

2

LLC, Citigroup Global Markets, Inc., Commonwealth Equity Services (Commonwealth Financial Network), Donegal Securities, FSC Securities Corporation, Investacorp, Inc., JP Morgan, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, New England Securities Corporation, Northwestern Mutual Investment Services, LLC, PFS Investments, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Santander Securities, LLC, Securities America, State Farm VP Management Corp., Triad Advisors, Inc., UBS Financial Services, U.S. Bancorp Investments, Voya Financial Advisors, Inc., Voya Investments Distributor, LLC, Wells Fargo, Woodbury Financial Services, Inc. and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this Supplement for future reference.

SAI-GLOBAL-0814SUP